Significant accounting policies	6 Months Ended
Jun. 30, 2020
Significant accounting policies
Significant accounting policies

4.Significant accounting policies

There were no significant changes in accounting policies, critical accounting judgements and key sources of estimation uncertainty applied by us in these unaudited condensed interim financial statements compared to those used in the annual consolidated financial statements as of December 31, 2019, except for

•

those critical accounting judgements included in the annual consolidated financial statements as of December 31, 2019, related to the revenue recognition of the global collaboration and license agreement entered into with Cilag GmbH International, an affiliate of Janssen, as no critical accounting judgements with respect to this global collaboration and license agreement are applied in current year.

•	the application of the inventories’ accounting policy previously not yet disclosed.

Inventory

Inventories are stated at cost or net realisable value, whichever is lower. Cost is determined using the first-in, first-out method. Cost comprises of costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

If the expected sales price less completion costs to execute sales (net realizable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Included in inventory are products which could, besides commercial activities, be used in preclinical and clinical programs as well as in non-reimbursed Early Access Programs. These products are charged to research & development expenses or selling, general and administrative expenses, respectively, when dedicated to this channel.

We capitalize inventory costs associated with products prior to the regulatory approval of these products, or for inventory produced in new production facilities, when it is highly probable that the pre-approval inventories will be saleable. The determination to capitalized is based on the particular facts and circumstances relating to the expect regulatory approval of the product or production facility being considered. The assessment of whether or not the product is considered highly probable to be saleable is made on a quarterly basis and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concern, potential labelling restrictions and other impediments.

Previously capitalized costs related to pre-launch inventories could be required to be written down upon a change in such judgement or due to a denial or delay of approval by regulatory bodies, a delay in commercialization or other potential factors, which will be recorded to research and development expenses.